GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	$ 10,434	65,673	10,252	10,729